5. Risk management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		R$ 2,253,210	R$ 3,029,191	R$ 2,283,047	R$ 1,886,221
AA+(bra)
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		2,193,725	2,966,080
AAA(bra)
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		41,992	45,430
Other
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	[1]	R$ 17,493	R$ 17,681

[1]	This category includes current accounts and investment funds in banks whose balances were not significant, and after assessing the impact of IFRS 9, concluded that expected losses are not material.